Statutory surplus reserves (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Dec. 31, 2011 Sinovac Beijing USD ($)	Dec. 31, 2011 Sinovac Beijing CNY	Dec. 31, 2013 Tangshan Yian USD ($)	Dec. 31, 2013 Sinovac R&D USD ($)	Dec. 31, 2013 Sinovac Dalian USD ($)
Distribution of Profit
Minimum percentage appropriation to statutory surplus reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Statutory surplus reserves	$ 11,808		$ 11,808
Percentage of after-tax profits appropriated to general reserve					0.00%	0.00%	0.00%	10.00%	10.00%
Percentage of after-tax profits appropriated to enterprise expansion reserve					0.00%	0.00%	0.00%	0.00%	0.00%
Appropriation of after-tax profits to general reserve					0	0		335	2,000
Appropriation of after-tax profits to enterprise expansion reserve					0	0		0
Appropriation of net income after taxes to staff welfare and bonus fund					0	0		168	1,000	0	0	0
Appropriation to statutory surplus reserve fund										0	0	0
Dividend declared to non-controlling shareholder					0	802	5,000	5,863	39,000
Dividend payable	0		0
Amount of paid-in-capital and statutory surplus reserves that are restricted from transfer or dividend distribution	81,249	492,000	74,923	467,000
Amount of net assets that are restricted from transferring in the form of loans, advances or cash dividends	$ 34,860		$ 27,373